Fixed Assets, net & Right-of-use Assets (Tables)	12 Months Ended
Dec. 31, 2021
Fixed Assets, net & Right-of-use Assets
Schedule of fixed assets, net

Fixed assets, net consisted of the following (in thousands):

	Vessel	Accumulated	Net Book
	Costs	Depreciation	Value
As of January 1, 2019	$3,224,253	$(743,924)	$2,480,329
Additions	6,050	—	6,050
Depreciation	—	(96,505)	(96,505)
As of December 31, 2019	$3,230,303	$(840,429)	$2,389,874
Additions	191,594	—	191,594
Depreciation	—	(101,531)	(101,531)
As of December 31, 2020	$3,421,897	$(941,960)	$2,479,937
Additions	495,546	—	495,546
Depreciation	—	(113,832)	(113,832)
As of December 31, 2021	$3,917,443	$(1,055,792)	$2,861,651

Schedule of aggregate future amortization of unfavorable charters

Amortization for the periods ending:
December 31, 2022	$36,454
December 31, 2023	20,806
Until April 2024	4,534
Total	61,794
Less: Current portion	(36,454)
Total non-current portion	$25,340

Schedule of leaseback instalments

The scheduled leaseback instalments subsequent to December 31, 2021 are as follows (in thousands):

Instalments due by period ended:
December 31, 2022	$95,772
December 31, 2023	55,878
December 31, 2024	56,366
December 31, 2025	7,209
Until April 2026	32,777
Total leaseback instalments	248,002
Less: Imputed interest	(21,531)
Total leaseback obligation	226,471
Less: Deferred finance costs, net	(4,143)
Less: Current leaseback obligation	(85,815)
Leaseback obligation, net of current portion	$136,513